Stock-based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-based Payment Arrangement
Note 10 — Stock-based Compensation
Stock-based incentive awards are provided to employees under the terms of Astra’s 2021 Omnibus Incentive Plan (the “2021 Plan”) and 2021 Employee Stock Purchase Plan (the “2021 ESPP”). Unless otherwise noted, all share and per share amounts below have been restated to give effect to the Reverse Stock Split on September 13, 2023. For the impact of the Reverse Stock Split on prior period comparable share and per share amounts and additional information related to the Reverse Stock Split, see
Note 1 – Description of Business, Basis of Presentation and Significant Accounting Policies.
2021 Omnibus Incentive Plan
In June 2021, the Board of Directors approved the 2021 Omnibus Incentive Plan (the “2021 Plan”), which reserved 36.8 million shares of Class A Common Stock for issuance for awards in accordance with the terms of the 2021 Plan. Under the terms of the 2021 Plan, the number of shares of Class A Common Stock reserved for issuance under the 2021 Plan will automatically increase on January 1 of each year from 2022 to 2031 by the lesser of (i) 5% of the sum of number of shares of (x) Class A Common Stock and (y) Class B Common Stock outstanding as of the close of business on the immediately preceding December 31 and (ii) the number of shares of Class A Common Stock as determined by the Board. Pursuant to the terms of the Plan, an additional 26,648,738 shares of Class A Common Stock were reserved for issuance under the 2021 Plan since its adoption on June 30, 2021, through January 1, 2023. On September 14, 2023, as a result of the Reverse Stock Split, the number of shares of Class A Common Stock reserved for issuance under the 2021 Plan adjusted to 1,607,362. On December 21, 2023 the Board determined that it would not increase shares of Class A Common Stock available for issuance under the 2021 Plan as of January 1, 2024. As of December 31, 2023, 1,839,544 shares remain available for issuance under the plan.
The purpose of the 2021 Plan is to advance the Company’s interests by providing for the grant to employees, directors, consultants and advisors of stock and stock-based awards. Under the 2021 Plan, the Company grants RSUs, PSUs, time-based stock options, as well PSOs to its executive officers. RSUs and time-based stock options granted have service-based vesting conditions only. PSUs granted have service and performance conditions. The service conditions vary for each employee and are based on their continued service to the Company. Stock option holders have a
10-year
period to exercise their options before options expire. In July 2022, the PSU agreements were amended to remove the performance-based vesting conditions and only retain the time-based vesting condition. Forfeitures are recognized in the period of occurrence and stock-based compensation costs are recognized based on grant-date fair value as RSUs and time-based stock options vest. In June 2023, the PSOs granted on September 20, 2021 to certain of the Company’s executive officers were terminated.
See Note 10 — Stock-based Compensation — Cancellation of Certain Performance Stock Options awards with Service, Performance and Market Conditions.
2023 Bonus Incentive Plan
Under the 2021 Plan, the Board approved the 2023 Bonus Incentive Plan (the “2023 Bonus Plan”) on December 12, 2022. The 2023 Bonus Plan, in part, provides for PSOs to be granted to executives, certain key contributors and to the employees.
On March 8, 2023, the Company approved the issuance of an aggregate of 353,333 PSOs (5.3 million
PSOs as previously reported prior to the Reverse Stock Split) under the 2023 Bonus Plan to certain executives and key contributors, (collectively, the “participants”), which may be earned for each quarter over a two-year
period based on meeting certain performance conditions. The performance conditions, as further described below, are structured such that the PSOs allocated to each quarter will be earned on a quarterly basis upon the achievement of quarterly Baseline and Stretch Key Performance Indicators (“KPIs”) associated with the operations of the Company’s Launch Services and Space Products segments. The KPIs are approved by the Compensation Committee at the beginning of each quarter and are communicated to the participants thereafter, upon such communication establishing the measurement date for that quarter’s PSO allocation. The employee portion of the 2023 Bonus Plan follows the same structure although is only for the 2023 calendar year and are available for grant after the performance condition has been met.
Because the KPIs are approved at the beginning of each quarter and are specific for that quarter, the grant date fair value of PSOs allocated to each quarter for both Baseline and Stretch are determined on a tranche-by-tranche
basis based on the measurement date, as determined by the date the approved KPIs are communicated and a mutual understanding of the award terms is achieved. The Company recognizes stock-based compensation expense based on the PSO awards for which the KPIs are probable of achievement.
For the PSO awards allocated to each quarter of 2023, the associated KPIs were approved by the Compensation Committee at the beginning of each quarter and were communicated to the participants thereafter, establishing the measurement date. The Company used the Black-Scholes option pricing-model to calculate the fair value for PSOs allocated to each quarter of 2023, using the following assumptions:

	PSOs Awarded for the 1st and 2nd Quarter 2023	PSOs Awarded for the 3rd Quarter 2023	PSOs Awarded for the 4th Quarter 2023
Expected terms (years)	6.7	6.1	6.1
Expected volatility	95.8%	91.84% - 92.25%	94.91% - 95.2%
Risk-free interest rate	3.61%	4.04% - 4.15%	4.68% - 4.73%
Expected dividend rate	—	—	—
Grant-date fair value	$4.82	$3.20 - $4.72	$0.97 - $1.09
As of December 31, 2023, the Compensation Committee determined that none of the Space Products and Launch Services Baseline or Stretch KPIs were achieved related to the awards allocated to 2023. As the Baseline and Stretch KPI goals were not achieved, none of the non-executive
employee awards were granted and all PSOs were cancelled and reassigned to the discretionary pool of awards available for grant, at management’s discretion, to non-executive
employees. However, management determined not to make any grants from the discretionary pool and as a result, the Company did not recognize any stock-based compensation expense related to the 2023 Bonus Plan for the year ended December 31, 2023.

2021 Employee Stock Purchase Plan
In June 2021, the Board of Directors approved the 2021 Employee Stock Purchase Plan (the “2021 ESPP”) to reserve 5.0 million shares of Class A Common Stock for issuance for awards in accordance with the terms of the ESPP. The number of shares reserved for issuance under the 2021 ESPP automatically increases on January 1 of each year from 2022 to 2031 by the lesser of (i) 1% of the sum of number of shares of (x) Class A Common Stock and (y) Class B Common Stock outstanding as of the close of business on the immediately preceding December 31 and (ii) the number of shares of Class A Common Stock as determined by the Board. Pursuant to the terms of the 2021 ESPP, an additional 5,322,105 shares of Class A Common Stock were reserved for issuance under the 2021 ESPP since its adoption on June 30, 2021, through January 1, 2023. As a result of the Reverse Stock Split the number of shares of Class A Common Stock reserved for issuance under the 2021 ESPP was decreased to 558,077. On December 21, 2023 the Board cancelled the Plan effective immediately following the next purchase date, January 17, 2024. As of December 31, 2023, the Company had $22.2 thousand of unrecognized stock-based compensation expense related to the 2021 ESPP, which is expected to be recognized over a weighted-average period of 0.04 years. Also, as of December 31, 2023, 558,077 shares remain available for issuance under the 2021 ESPP.
The purpose

of the 2021 ESPP was to enable eligible employees to use payroll deductions to purchase shares of Class A Common Stock and thereby acquire an interest in the company. Eligible employees were offered shares through a
24-month
offering period, which consists of four consecutive
6-month
purchase periods. Employees may purchase a limited amount of shares of the Company’s stock at a discount of up to
15
% of the lesser of the fair market value at the beginning of the offering period or the end of each
6-month
purchase period.
98,601
and
31,463
shares were issued under the 2021 ESPP during the years ended December 31, 2023 and 2022, respectively.
2016 Equity Incentive Plan
In 2016, Astra Space, Inc. (prior to the consummation of the Business Combination referred to below,
“pre-combination
Astra”) adopted the 2016 Equity Incentive Plan (the “2016 Plan”). Under this Plan, the Board of Directors or a committee appointed by the Board of Directors is authorized to provide stock-based compensation in the form of stock options, stock appreciation rights, restricted stock, and other performance or value-based awards within parameters set forth in the Plan to employees, directors, and non-employee
consultants.
In connection with the Business Combination Agreement between Holicity, Inc. (the Company’s de-SPAC
sponsor) and
pre-combination
Astra dated February 2, 2021 (the “Business Combination Agreement”), the Company assumed the 2016 Plan upon closing. Each outstanding and unexercised option (“Astra Option”) was converted, at the exchange ratio established in the BCA, into an option (“New Astra Option”) to acquire shares of the Company’s Class A Common Stock with the same terms and conditions as applicable to the Astra Option immediately prior to the Business Combination. As of December 31, 2022, there were no shares available for issuance under this plan and there were no awards outstanding under this plan.
The following table summarizes stock-based compensation expense that the Company recorded in the consolidated statements of operations for the years ended December 31, 2023 and 2022, respectively:

	Year Ended December 31,
in thousands	2023	2022
Cost of revenues	$—	$806
Research and development	7,143	15,832
Sales and marketing	251	5,899
General and administrative	4,180	33,367

Stock-based compensation expense	$11,574	$55,904

As of December 31, 2023, there was no stock-based compensation capitalized in inventories. As of December 31, 2022, there was less than $0.1 million of stock-based compensation capitalized in inventories.
On November 22, 2021, under the 2021 Plan and in conjunction with the acquisition of Apollo, the Compensation Committee issued 1,047,115 PSUs to the employees of Apollo Fusion who joined the Company. PSUs are subject to certain performance-based and service-based vesting conditions and would vest over four years with 25% of awards vesting on July 1, 2022, and the remaining 75% vesting quarterly over the remaining 12 quarters beginning on November 15, 2022, only for the portion of PSUs that is eligible to become vested which will be determined based upon timely satisfaction of performance conditions. The number of PSUs vested is determined by multiplying the total number of PSUs granted by the percentage of milestones achieved and by the percentage of PSUs that satisfy the time-based vesting condition on such time-vesting date.
Certain performance conditions for PSUs are subjective and the number of PSUs related to these performance conditions did not meet the criteria for the grant date. Accordingly, 523,557 PSUs and 52,355 PSUs related to the performance conditions that are not subjective were considered granted as of November 22, 2021 and January 21, 2022, respectively.
In July
 2022
, the PSU agreements were amended to remove the performance-based vesting conditions and only retain the time-based vesting condition. Accordingly,
292,145
PSUs related to the milestones that previously did not meet the criteria for the grant date were considered granted as of July
1
,
2022
. Therefore, the Company recognized
no
ne and $
0.1
 million compensation costs related to PSUs for the year ended December
31
,
2023
and
2022
, respectively, to reflect the PSUs that satisfied the time-based vesting condition on the time-vesting dates.
Cancellation of Performance Stock Options awards with Service, Performance and Market Conditions
On September 20, 2021, under the 2021 Plan, the Company’s Board granted 873,745 performance stock options (13,016,178 performance stock options as previously reported prior to the Reverse Stock Split) to its executive officers. Of the performance stock options originally granted, only 650,809 (9,762,133 as previously reported prior to the Reverse Stock Split) remained outstanding on January 1, 2023 due to forfeitures occurring in connection with the resignations of former executive officers. The PSOs were subject to performance conditions that are both milestone based and share based.
During the second quarter of 2023, the Board determined that the performance stock options no longer served the goal of driving financial performance and long-term shareholder value, nor did they serve as retention tools for the Company’s executive officers. Accordingly, the Board recommended cancellation of the PSOs, subject to stockholder approval.
On June 8, 2023, stockholders approved the cancellation of the performance stock options and a proposed framework for a replacement award, to be granted to Mr. Kemp, Dr. London and Mr. Attiq before July 31, 2023, subject to the Board’s approval of the final award terms, including any performance conditions. No replacement awards were issued.
As there was no concurrent replacement award, the cancellation was deemed a settlement of an award without consideration under ASC 718. Concurrently, the Company remeasured the value of these share-based awards re-assessing
the probability of success for the five milestones mentioned above. It had been previously determined that Milestone A (the Company has had a successful orbital delivery) had been achieved, but without meeting the share price threshold. As of the date of cancellation, the Company concluded the stock-based awards had no value, since none of the remaining four milestones were achievable as a result of the Company’s decision to focus on its Space Products business, the decision to move to a new launch system and the probability of meeting the pricing thresholds. Therefore, the Company reversed all stock-based compensation expense to date of $6.8 million associated with Milestone B (the Company had six orbital launches during a six consecutive month period) during the second quarter ended June 30, 2023. Additionally, the $3.6 million of unrecognized stock-based compensation expense remaining for Milestone B and $24.6 million unrecognized stock-compensation expense associated with remaining three milestones were not recognized as stock-based compensation as achievement of the performance conditions was determined to not be probable.
As of December 31, 2023, the Company had no unrecognized stock-based compensation expense related to performance stock options.
Stock Options Awards
The following is a summary of stock option activity for the years ended December 31, 2023 and 2022:

	No. of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2021	1,355,093	$112.80	9.4	$22,782,654
Granted	132,802	48.30	7.5	—
Exercised	(52,447)	6.75	1.3	—
Forfeited	(302,435)	122.85	—	—
Expired	(49,772)	120.30	—	—

Outstanding - December 31, 2022	1,083,241	$106.65	8.4	$9,630
Granted	1,312,963	7.07	6.4	—
Exercised	(12,061)	6.91	0.2	—
Forfeited/Cancelled	(1,029,669)	89.17	—	—
Expired	(33,934)	29.86	—	—

Outstanding - December 31, 2023	1,320,540	$24.13	8.4	$128,212

Unvested - December 31, 2023	968,959	16.8	9.1	122,787
Exercisable - December 31, 2023	351,581	$44.33	6.6	$5,425
Total intrinsic value of options exercised during the years ended December 31, 2023 and 2022, was approximately $31.6 thousand and $1.2 million, respectively.
The Company uses the Black-Scholes option pricing-model to calculate the grant date fair value of time-based options and to calculate the grant date fair value of the PSOs which are performance and time-based. The following table summarizes the assumptions used in estimating the fair value of options granted in the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Expected terms (years)	6.43	5.81
Expected volatility	96.5%	68.9%
Risk-free interest rate	3.46% - 4.98%	1.7%
Expected dividend rate	—	—
Grant-date fair value	$0.73 - $8.40	$3.20

Restricted Stock Units Awards
The following is a summary of restricted stock units for the years ended December 31, 2023 and 2022:

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value Per Share
Outstanding - December 31, 2021	711,922	$138.00
Granted	1,155,851	31.80
Vested	(309,397)	123.60
Forfeited	(483,586)	87.30

Outstanding - December 31, 2022	1,074,790	$50.25
Granted	210,102	6.76
Vested	(280,702)	55.35
Forfeited	(409,952)	50.02

Outstanding - December 31, 2023	594,238	$33.60

Total fair value as of the respective vesting dates of restricted stock units vested for the year ended December 31, 2023 was approximately $1.3 million. As of December 31, 2023, the aggregate intrinsic value of unvested restricted stock units was $1.4 million. As of December 31, 2023, the Company had $17.7 million of unrecognized stock-based compensation expense related to restricted stock units.